UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 0560

John Hancock Investment Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2015

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Disciplined Value International Fund

Quarterly portfolio holdings 5/31/15

Fund's investments	Disciplined Value International Fund

As of 5-31-15 (unaudited)
	Shares	Value
Common stocks 94.2%		$214,874,110
(Cost $206,366,138)
Australia 1.0%		2,210,112
Australia & New Zealand Banking Group, Ltd.	87,440	2,210,112
Belgium 2.3%		5,292,817
Ageas	57,415	2,148,840
Ontex Group NV	101,815	3,143,977
Canada 2.7%		6,142,174
Barrick Gold Corp. (L)	71,110	843,365
Canadian Natural Resources, Ltd.	43,050	1,328,610
HudBay Minerals, Inc.	204,080	1,824,839
Precision Drilling Corp.	128,225	849,609
Suncor Energy, Inc.	44,330	1,295,751
China 4.8%		11,064,658
China Petroleum & Chemical Corp., H Shares	2,778,000	2,437,166
China Telecom Corp., Ltd., H Shares	1,586,000	1,074,356
Lenovo Group, Ltd.	1,302,000	2,059,010
Shenzhou International Group Holdings, Ltd.	773,000	3,812,499
Sinopharm Group Company, Ltd., H Shares	353,200	1,681,627
France 11.8%		27,007,769
Atos SE	13,990	1,073,768
Bollore SA	299,387	1,707,214
Cap Gemini SA	44,660	3,871,651
Havas SA	373,875	3,057,598
IPSOS	83,160	2,222,784
LISI	35,905	1,074,009
Publicis Groupe SA	20,100	1,605,965
Safran SA	71,620	5,062,636
Saft Groupe SA	55,926	2,247,752
Teleperformance	28,505	2,097,846
Total SA	59,180	2,986,546
Germany 8.4%		19,090,403
Allianz SE	6,701	1,053,505
Aurelius AG (I)	97,611	4,814,011
Bayer AG	15,815	2,248,387
Fresenius SE & Company KGaA	64,375	4,106,539
Henkel AG & Company KGaA	12,005	1,230,895
KION Group AG (I)	25,740	1,226,738
Norma Group SE	53,656	2,880,732
ProSiebenSat.1 Media AG	31,940	1,529,596
Hong Kong 6.3%		14,367,863
Cheung Kong Property Holdings, Ltd. (I)	187,000	1,135,942
China Mobile, Ltd.	200,500	2,638,110
CK Hutchison Holdings, Ltd.	187,000	2,915,720
Hong Kong Land Holdings, Ltd.	184,200	1,585,310
Hutchison Whampoa, Ltd.	168,000	2,492,232
NewOcean Energy Holdings, Ltd.	2,098,000	1,054,374
WH Group, Ltd. (I) (S)	2,013,500	1,540,370
Wheelock and Company, Ltd.	187,000	1,005,805

2SEE NOTES TO FUND'S INVESTMENTS

Disciplined Value International Fund

	Shares	Value
Ireland 3.6%		$8,151,492
CRH PLC	64,735	1,814,741
Greencore Group PLC	633,015	3,188,218
Smurfit Kappa Group PLC	106,925	3,148,533
Israel 1.1%		2,424,134
Teva Pharmaceutical Industries, Ltd., ADR	40,335	2,424,134
Italy 0.7%		1,714,273
Maire Tecnimont SpA (I) (L)	567,440	1,714,273
Japan 14.2%		32,331,934
Ain Pharmaciez, Inc.	32,700	1,296,483
Alpine Electronics, Inc.	49,400	1,051,944
Amano Corp.	118,900	1,615,749
Brother Industries, Ltd.	107,200	1,670,538
Citizen Holdings Company, Ltd.	304,300	2,214,976
Fuji Heavy Industries, Ltd.	39,700	1,490,334
Hoshizaki Electric Company, Ltd.	25,700	1,580,633
Inpex Corp.	263,200	3,228,696
ITOCHU Corp.	130,600	1,755,294
Lintec Corp.	111,100	2,536,057
Mitsubishi Electric Corp.	126,000	1,720,700
Nippon Telegraph & Telephone Corp.	41,000	2,835,542
Nippon Television Holdings, Inc.	147,300	2,511,221
Nitto Denko Corp.	48,500	3,755,463
Toho Holdings Company, Ltd.	58,400	1,227,421
Toyota Industries Corp.	30,200	1,812,089
TS Tech Company, Ltd.	1,000	28,794
Netherlands 2.0%		4,531,173
Koninklijke Ahold NV	112,111	2,277,359
Royal Dutch Shell PLC, Class A	75,610	2,253,814
Singapore 1.4%		3,147,066
United Overseas Bank, Ltd.	183,600	3,147,066
South Africa 0.0%		9,159
Lonmin PLC (I)	4,245	9,159
South Korea 0.5%		1,276,366
Samsung Electronics Company, Ltd.	1,085	1,276,366
Switzerland 11.7%		26,630,599
Aryzta AG (I)	23,620	1,497,561
Georg Fischer AG	3,865	2,929,507
Glencore PLC (I)	393,385	1,735,169
Kaba Holding AG	3,740	2,352,429
Novartis AG	59,300	6,086,048
Roche Holding AG	20,295	6,187,361
Swiss Re AG (I)	27,655	2,484,932
The Swatch Group AG	22,585	1,793,495
Zurich Insurance Group AG (I)	4,900	1,564,097
Taiwan 0.9%		1,976,823
Casetek Holdings, Ltd.	281,000	1,976,823

SEE NOTES TO FUND'S INVESTMENTS3

Disciplined Value International Fund

			Shares	Value
United Kingdom 20.8%				$47,505,295
	Alent PLC		428,603	2,501,691
	AstraZeneca PLC		21,335	1,436,814
	Berendsen PLC		92,085	1,430,860
	Britvic PLC		171,025	1,917,097
	Cambian Group PLC		617,465	2,584,914
	Daily Mail & General Trust PLC		46,960	690,465
	HSBC Holdings PLC		435,175	4,134,496
	Imperial Tobacco Group PLC		32,640	1,683,168
	ITV PLC		1,024,300	4,262,884
	Liberty Global PLC, Series C (I)		167,285	8,991,569
	Meggitt PLC		208,485	1,624,634
	Melrose Industries PLC		712,745	2,894,735
	Rio Tinto PLC		38,115	1,666,938
	Stock Spirits Group PLC		312,413	990,359
	Vodafone Group PLC		879,105	3,436,413
	WH Smith PLC		197,960	4,692,100
	WPP PLC		108,615	2,566,158
	Yield (%)		Shares	Value
Securities lending collateral 0.9%				$2,038,690
(Cost $2,038,657)
John Hancock Collateral Trust (W)	0.1434(Y	)	203,763	2,038,690
Short-term investments 3.2%				$7,222,829
(Cost $7,222,829)
Money market funds 3.2%				7,222,829
State Street Institutional U.S. Government Money Market Fund	0.0000(Y	)	7,222,829	7,222,829
Total investments (Cost $215,627,624)† 98.3%				$224,135,629
Other assets and liabilities, net 1.7%				$3,977,975
Total net assets 100.0%				$228,113,604

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 5-31-15. The value of securities on loan amounted to $1,895,599.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 5-31-15.
†	At 5-31-15, the aggregate cost of investment securities for federal income tax purposes was $215,646,537. Net unrealized appreciation aggregated $8,489,092, of which $11,499,323 related to appreciated investment securities and $3,010,231 related to depreciated investment securities.

4SEE NOTES TO FUND'S INVESTMENTS

Disciplined Value International Fund

The fund had the following sector composition as a percentage of net assets on 5-31-15:

Consumer discretionary	19.6%
Industrials	16.1%
Financials	12.4%
Health care	11.1%
Materials	8.7%
Consumer staples	8.2%
Information technology	6.9%
Energy	6.8%
Telecommunication services	4.4%
Short-term investments and other	5.8%
Total	100.0%

SEE NOTES TO FUND'S INVESTMENTS5

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter market are valued using bid prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of May 31, 2015, by major security category or type:

	Total market value at 5-31-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Australia	$2,210,112	—	$2,210,112	—
Belgium	5,292,817	—	5,292,817	—
Canada	6,142,174	$6,142,174	—	—
China	11,064,658	—	11,064,658	—
France	27,007,769	—	27,007,769	—
Germany	19,090,403	—	19,090,403	—
Hong Kong	14,367,863	—	13,231,921	$1,135,942
Ireland	8,151,492	—	8,151,492	—
Israel	2,424,134	2,424,134	—	—
Italy	1,714,273	—	1,714,273	—
Japan	32,331,934	—	32,331,934	—
Netherlands	4,531,173	—	4,531,173	—
Singapore	3,147,066	—	3,147,066	—
South Africa	9,159	—	9,159	—
South Korea	1,276,366	—	1,276,366	—
Switzerland	26,630,599	—	26,630,599	—
Taiwan	1,976,823	—	1,976,823	—
United Kingdom	47,505,295	8,991,569	38,513,726	—
Securities lending collateral	2,038,690	2,038,690	—	—
Short-term investments	7,222,829	7,222,829	—	—
Total investments in securities	$224,135,629	$26,819,396	$196,180,291	$1,135,942

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

6

More information

How to contact us
Internet
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	445Q3	05/15
This report is for the information of the shareholders of John Hancock Disciplined Value International Fund.		7/15

ITEM 2.  CONTROLS AND PROCEDURES.

(a)      Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)      There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:    July 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:    July 17, 2015

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:    July 17, 2015